Loans receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loans Receivable Tables [Abstract]
Schedule of Age Analysis of Loans Receivable

		As at December 31, 2024
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	58,171	—	—	58,171
Lower risk	1-30 days past due	2,924	—	—	2,924
Medium risk	31-60 days past due	—	1,024	—	1,024
Higher risk	61-90 days past due	—	863	—	863
Non-performing	91+ days past due or bankrupt	—	—	9,714	9,714
	Gross loans receivable	61,095	1,887	9,714	72,696
	Allowance for loan losses	(7,088)	(1,336)	(5,652)	(14,076)
	Loans receivable, net	54,007	551	4,062	58,620

		As at December 31, 2023
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	59,938	—	—	59,938
Lower risk	1-30 days past due	3,404	—	—	3,404
Medium risk	31-60 days past due	—	1,096	—	1,096
Higher risk	61-90 days past due	—	808	—	808
Non-performing	91+ days past due or bankrupt	—	—	9,026	9,026
	Gross loans receivable	63,342	1,904	9,026	74,272
	Allowance for loan losses	(6,445)	(1,266)	(4,844)	(12,555)
	Loans receivable, net	56,897	638	4,182	61,717

Schedule of Allowance for Loan Losses

	As at December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2024	6,445	1,266	4,844	12,555
Gross loans originated	2,676	—	—	2,676
Principal payments	(1,004)	9	(103)	(1,098)
Re-measurement of allowance before transfers	1,025	83	100	1,208
Re-measurement of amounts transferred between stages	(80)	1,188	14,518	15,626
Transfer to (from)
Stage 1 – 12-month ECLs	96	(96)	—	—
Stage 2 – Lifetime ECLs	(231)	232	(1)	—
Stage 3 – Lifetime ECLs	(1,839)	(1,346)	3,187	2
Net amounts charged off against allowance	—	—	(16,893)	(16,893)
Balance as at December 31, 2024	7,088	1,336	5,652	14,076

	As at December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2023	5,794	1,239	6,040	13,073
Gross loans originated	3,158	—	—	3,158
Principal payments	(1,281)	(40)	(437)	(1,758)
Re-measurement of allowance before transfers	139	158	(30)	267
Re-measurement of amounts transferred between stages	(142)	1,102	11,151	12,111
Transfer to (from)
Stage 1 – 12-month ECLs	166	(136)	(30)	—
Stage 2 – Lifetime ECLs	(200)	200	—	—
Stage 3 – Lifetime ECLs	(1,189)	(1,257)	2,446	—
Net amounts charged off against allowance	—	—	(14,296)	(14,296)
Balance as at December 31, 2023	6,445	1,266	4,844	12,555

4. Loans receivable (Continued from previous page)

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2024	December 31, 2023

Balance, beginning of the period	12,555	13,073
Provision for loan losses	18,414	13,778
Charge offs	(16,893)	(14,296)
Balance, end of the period	14,076	12,555